INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Geographic Components of Income	Geographic Components of Income before Income Taxes

year ended December 31	2023	2022	2021
(millions of Canadian $)

Canada	(446)	(2,154)	(292)
Foreign	4,456	3,528	2,458
Income before Income Taxes	4,010	1,374	2,166

Schedule of Provision for Income Taxes

year ended December 31	2023	2022	2021
(millions of Canadian $)

Current
Canada	73	43	29
Foreign	858	372	276
	931	415	305
Deferred
Canada	(39)	(467)	(327)
Foreign	50	641	142
	11	174	(185)
Income Tax Expense	942	589	120

Reconciliation of Income Tax Expense

year ended December 31	2023	2022	2021
(millions of Canadian $)

Income before income taxes	4,010	1,374	2,166
Federal and provincial statutory tax rate	23.0%	23.0%	23.0%
Expected income tax expense	922	316	498
Income tax differential related to regulated operations	(260)	(174)	(139)
Foreign income tax rate differentials	(174)	(271)	(230)
Income from non-controlling interests and equity investments	(56)	(54)	(70)
Valuation allowance (release)	197	199	(8)
Non-taxable capital (gains) and losses	196	173	—
Mexico foreign exchange exposure	132	9	10
Impact of Mexico inflationary adjustments	1	24	32
Settlement of Mexico prior years' income tax assessments	—	196	—
U.S. minimum tax	(14)	96	—
Non-deductible goodwill impairment	—	91	—
Other	(2)	(16)	27
Income Tax Expense	942	589	120

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2023	2022
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,833	1,519
Regulatory and other deferred amounts	569	571
Unrealized foreign exchange losses on long-term debt	206	333
Other	73	193
	2,681	2,616
Less: Valuation allowance	730	640
	1,951	1,976
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,816	6,686
Equity investments	1,115	1,152
Taxes on future revenue requirement	493	397
Financial instruments	160	126
Other	160	193
	8,744	8,554
Net Deferred Income Tax Liabilities	6,793	6,578
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2023	2022
(millions of Canadian $)

Deferred Income Tax Assets
Other long-term assets (Note 16)	1,332	1,070
Deferred Income Tax Liabilities
Deferred income tax liabilities	8,125	7,648
Net Deferred Income Tax Liabilities	6,793	6,578

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2023	2022	2021
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	91	80	52
Gross increases – tax positions in prior years	9	6	5
Gross decreases – tax positions in prior years	(1)	—	(1)
Gross increases – tax positions in current year	16	7	26
Lapse of statutes of limitations	(30)	(2)	(2)
Unrecognized Tax Benefit at End of Year	85	91	80